UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET CALIFORNIA TAX FREE

MONEY MARKET FUND

FORM N-Q

NOVEMBER 30, 2013

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.8%
Education - 12.6%
California Infrastructure & Economic Development Bank Revenue, Loyola High School District, LOC-First Republic Bank, FHLB	0.060%	12/1/35	$8,345,000	$8,345,000	(a)(b)
California MFA Revenue:
Gideon Hausner Jewish Day, LOC-U.S. Bank NA	0.060%	7/1/38	1,705,000	1,705,000	(a)(b)
Louisiana Sierra University, LOC-Wells Fargo Bank N.A.	0.030%	8/1/20	6,465,000	6,465,000	(a)(b)
Irvine, CA, USD Special Tax Revenue, Community Facilities District No. 09-1, LOC-U.S. Bank N.A.	0.050%	9/1/51	3,375,000	3,375,000	(a)(b)
Los Angeles County, CA, Schools Pooled FInancing Program Revenue, Pooled TRAN	2.000%	1/31/14	1,000,000	1,002,941
Stanford University	5.000%	3/15/14	3,590,000	3,638,304
University of California, CA, Revenue	5.000%	5/15/14	1,350,000	1,379,159
University of California, CA, Revenue, NATL	5.000%	5/15/14	375,000	382,974

Total Education				26,293,378

Finance - 0.4%
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Public Safety Project, LOC-Wells Fargo Bank N.A.	0.060%	4/1/39	800,000	800,000	(a)(b)

General Obligation - 12.5%
Allan Hancock Joint Community College, CA, GO, Election 2006	2.500%	8/1/14	1,870,000	1,897,564	(c)
California State, GO, LOC-Bank of Montreal	0.030%	5/1/33	8,045,000	8,045,000	(a)(b)
Chaffey, CA, Joint Union High School District, GO, Election 2012	2.000%	8/1/14	3,750,000	3,794,518
Corona-Norco, CA, USD, GO, TRAN	2.000%	12/31/13	3,600,000	3,605,056
Irvine Ranch, CA, Water District, GO, LOC-Sumitomo Mitsui Banking	0.040%	1/1/21	2,100,000	2,100,000	(a)(b)
King City, CA, Union School District, GO, TRAN	2.000%	4/30/14	1,000,000	1,007,226
Los Angeles County, CA, GO, TRAN	2.000%	2/28/14	1,000,000	1,004,347
Reed, CA, Union School District, GO	4.000%	8/1/14	150,000	153,673
Roseville, CA, City School District, GO, TRAN	2.000%	9/18/14	1,500,000	1,520,196
Sacramento, CA, GO, TRAN	2.000%	6/27/14	3,000,000	3,030,869

Total General Obligation				26,158,449

Health Care - 18.5%
California Health Facilities Financing Authority Revenue:
Adventist Health System West, LOC-U.S. Bank N.A.	0.050%	9/1/38	2,000,000	2,000,000	(a)(b)
Catholic Healthcare West, LOC-Bank of Montreal	0.030%	3/1/47	100,000	100,000	(a)(b)
Scripps Health, LOC-Northern Trust Co.	0.030%	10/1/31	1,685,000	1,685,000	(a)(b)
St. Joseph Health Systems, LOC-Northern Trust Company	0.040%	7/1/41	6,335,000	6,335,000	(a)(b)
St. Joseph Health Systems, LOC-U.S. Bank N.A.	0.040%	7/1/41	1,000,000	1,000,000	(a)(b)
California Infrastructure & Economic Development Bank Revenue, Buck Institute for Age Research, LOC-U.S. Bank N.A.	0.040%	11/15/37	375,000	375,000	(a)(b)
California State Health Facilities Financing Authority Revenue:
Health Facility Catholic West, LOC-Sumitomo Mitsui Banking	0.040%	7/1/35	3,265,000	3,265,000	(a)(b)
Scripps Health, LOC-JP Morgan Chase	0.030%	10/1/23	935,000	935,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - continued
California Statewide CDA Revenue:
Kaiser Permanente	0.030%	4/1/36	$1,400,000	$1,400,000	(a)(b)
Kaiser Permanente	0.040%	4/1/38	3,500,000	3,500,000	(a)(b)
Kaiser Permanente	0.030%	4/1/45	3,000,000	3,000,000	(a)(b)
Painted Turtle Gang Camp Foundation, LOC-Wells Fargo Bank N.A.	0.030%	4/1/33	7,000,000	7,000,000	(a)(b)
Rady Children’s Hospital, LOC-Northern Trust Co.	0.030%	8/15/36	7,000,000	7,000,000	(a)(b)
Long Beach, CA, Health Facilities Revenue, Memorial Health Services	0.040%	10/1/16	950,000	950,000	(a)(b)

Total Health Care				38,545,000

Health Care - 0.5%
California State Health Facilities Financing Authority Revenue, Health Facility, Catholic Healthcare West, LOC-Bank of Montreal	0.030%	3/1/47	1,025,000	1,025,000	(a)(b)

Housing: Multi-Family - 8.7%
Alameda, CA, Public Financing Authority, Multi-Family Revenue, LIQ-FNMA	0.060%	5/15/35	1,905,000	1,905,000	(a)(b)
California Statewide CDA, MFH Revenue:
Arbor Ridge Apartments, FHLMC, LIQ-FHLMC	0.060%	11/1/36	2,600,000	2,600,000	(a)(b)(d)
Kelvin Court LP, LIQ-FNMA	0.070%	6/15/51	1,000,000	1,000,000	(a)(b)(d)
Los Angeles, CA, Community RDA, MFH Revenue, Grand Promenade Project, FHLMC	0.050%	4/1/32	1,900,000	1,900,000	(a)(b)
Sacramento County, CA, Housing Authority, MFH Revenue, Chesapeake Commons, Wasatch Pool Holdings LLC, FNMA, LIQ-FNMA	0.060%	2/15/31	8,500,000	8,500,000	(a)(b)(d)
Upland, CA, Housing Authority, MFH Revenue, Upland Village Green, LIQ-FHLMC	0.050%	9/1/28	2,045,000	2,045,000	(a)(b)
Vacaville, CA, MFH Revenue, Sycamores Apartments, FNMA, LOC-FNMA	0.040%	5/15/29	200,000	200,000	(a)(b)

Total Housing: Multi-Family				18,150,000

Industrial Revenue - 0.9%
Alameda County, CA, IDA Revenue, JMS Family Partnership, LOC-Wells Fargo Bank N.A.	0.070%	10/1/25	300,000	300,000	(a)(b)(d)
California Infrastructure & Economic Development Bank Revenue, Pacific Gas & Electric Co., LOC-Wells Fargo Bank N.A.	0.030%	12/1/16	800,000	800,000	(a)(b)
California MFA Revenue, Chevron U.S.A. Inc. Recovery Zone Bonds	0.030%	11/1/35	855,000	855,000	(a)(b)

Total Industrial Revenue				1,955,000

Life Care Systems - 1.0%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Pathways Home Health Hospice, LOC-U.S. Bank	0.050%	10/1/34	2,045,000	2,045,000	(a)(b)

Miscellaneous - 2.3%
Berkeley, CA, Revenue, Berkeley-Albany YMCA, LOC-Wells Fargo Bank N.A.	0.030%	7/1/38	1,700,000	1,700,000	(a)(b)
California State Revenue, RAN	2.000%	6/23/14	2,000,000	2,019,648
Santa Barbara County, CA, Revenue, TRAN	2.000%	6/30/14	1,000,000	1,010,500

Total Miscellaneous				4,730,148

Pollution Control - 2.4%
California State PCFA, Solid Waste Disposal Revenue:
Bay Counties Waste Services Inc., LOC-Comerica Bank	0.120%	8/1/41	3,660,000	3,660,000	(a)(b)(d)

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pollution Control - continued
Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.	0.100%	10/1/37	$1,395,000	$1,395,000	(a)(b)(d)

Total Pollution Control				5,055,000

Public Facilities - 6.0%
Beverly Hills, CA, Public Financing Authority Lease Revenue	3.000%	6/1/14	2,500,000	2,534,380
California Statewide CDA Revenue, Young Men’s Christian Association of The East Bay Project, LOC-Wells Fargo Bank N.A.	0.040%	6/1/27	5,000,000	5,000,000	(a)(b)
Madera, CA, Public Financing Authority Lease Revenue, Municipal Golf Course Refing Project, LOC-Union Bank N.A.	0.050%	11/1/23	2,925,000	2,925,000	(a)(b)
Ventura County, CA, Public Financing Authority, TECP, LOC-Wells Fargo	0.120%	12/11/13	2,100,000	2,100,000

Total Public Facilities				12,559,380

Solid Waste/Resource Recovery - 10.9%
California State PCFA, Solid Waste Disposal Revenue:
Athens Disposal Inc. Project, LOC-Wells Fargo Bank N.A.	0.100%	8/1/19	2,535,000	2,535,000	(a)(b)(d)
Athens Services Project, LOC-Wells Fargo Bank N.A.	0.100%	5/1/21	1,045,000	1,045,000	(a)(b)(d)
Burrtec Waste Group Inc., LOC-U.S. Bank N.A.	0.100%	10/1/38	6,375,000	6,375,000	(a)(b)(d)
Crown Disposal Co. Inc., LOC-Union Bank N.A.	0.070%	9/1/30	5,850,000	5,850,000	(a)(b)
Metropolitan Recycling LLC Project, LOC-Comerica Bank	0.120%	6/1/42	3,030,000	3,030,000	(a)(b)(d)
Pleasanton Garbage Service Inc. Project, LOC-Wells Fargo Bank N.A.	0.060%	6/1/40	1,595,000	1,595,000	(a)(b)
Recycling Industries Inc. Project, LOC-Comerica Bank	0.120%	11/1/41	2,350,000	2,350,000	(a)(b)(d)

Total Solid Waste/Resource Recovery				22,780,000

Transportation - 7.3%
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, SPA-JPMorgan Chase	0.030%	4/1/38	6,500,000	6,500,000	(a)(b)
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue:
SPA-Barclays Bank PLC	0.030%	6/1/26	1,165,000	1,165,000	(a)(b)
SPA-JPMorgan Chase	0.040%	4/1/36	3,000,000	3,000,000	(a)(b)
SPA-Sumitomo Mitsui Banking	0.030%	4/1/36	2,700,000	2,700,000	(a)(b)
SPA-Sumitomo Mitsui Banking	0.030%	4/1/36	1,760,000	1,760,000	(a)(b)

Total Transportation				15,125,000

Utilities - 6.4%
California Infrastructure & Economic Development Bank Revenue:
Pacific Gas & Electric Co., LOC-Mizuho Corporate Bank	0.040%	11/1/26	5,575,000	5,575,000	(a)(b)
Pacific Gas & Electric Co., LOC-Wells Fargo Bank N.A.	0.040%	11/1/26	735,000	735,000	(a)(b)
Los Angeles, CA, Department of Water & Power, Revenue, Subordinated, SPA-Bank of America	0.030%	7/1/34	4,000,000	4,000,000	(a)(b)
Sacramento, CA, MUD, TECP, LOC-Barclays Bank PLC	0.100%	1/9/14	3,000,000	3,000,000

Total Utilities				13,310,000

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - 10.4%
California State Department of Water Resources Revenue, Central Valley Project	5.000%	12/1/13	$175,000	$175,000
Calleguas-Las Virgenes, CA, Public Financing Authority Revenue, Municipal Water District Project, LOC-Wells Fargo Bank N.A.	0.030%	7/1/37	5,000,000	5,000,000	(a)(b)
Central Basin Municipal Water District, CA, COP, LOC-U.S. Bank N.A.	0.040%	8/1/37	1,205,000	1,205,000	(a)(b)
East Bay, CA, MUD Wastewater System Revenue	3.000%	6/1/14	225,000	228,022
Hillsborough, CA, COP:
Water & Sewer Systems Project, SPA-JPMorgan Chase	0.120%	6/1/30	700,000	700,000	(a)(b)
Water & Sewer Systems Projects, SPA-JPMorgan Chase	0.120%	6/1/35	295,000	295,000	(a)(b)
Los Angeles, CA, Department of Water & Power Revenue, Royal Bank of Canada	0.030%	7/1/35	11,600,000	11,600,000	(a)(b)
Otay, CA, COP, Capital Projects, LOC-Union Bank N.A.	0.030%	9/1/26	390,000	390,000	(a)(b)
Padre Dam, CA, Municipal Water District Revenue	1.000%	12/1/13	1,120,000	1,120,000
Sacramento, CA, Suburban Water District, COP, LOC-Sumitomo Mitsui Banking	0.040%	11/1/34	900,000	900,000	(a)(b)

Total Water & Sewer				21,613,022

TOTAL INVESTMENTS - 100.8% (Cost - $210,144,377#)				210,144,377
Liabilities in Excess of Other Assets - (0.8)%				(1,571,729)

TOTAL NET ASSETS - 100.0%	$208,572,648

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Security is purchased on a when-issued basis.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments

CDA	— Communities Development Authority

COP	— Certificates of Participation

FHLB	— Federal Home Loan Bank

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

GO	— General Obligation

IDA	— Industrial Development Authority

LIQ	— Liquidity Facility

LOC	— Letter of Credit

MFA	— Municipal Finance Authority

MFH	— Multi - Family Housing

MUD	— Municipal Utility District

NATL	— National Public Finance Guarantee Corporation - Insured Bonds

PCFA	— Pollution Control Financing Authority

RAN	— Revenue Anticipation Notes

RDA	— Redevelopment Agency

SPA	— Standby Bond Purchase Agreement - Insured Bonds

TECP	— Tax Exempt Commercial Paper

TRAN	— Tax and Revenue Anticipation Note

USD	— Unified School District

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2013

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
A-1	61.2%
F-1	13.6
VMIG 1	11.2
AA/Aa	5.3
SP-1	4.6
MIG 1	2.1
AAA/Aaa	2.0

100.0%

*	As a percentage of total investments.

**	Standard & Poor’s primary rating; Moody’s secondary; then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset California Tax Free Money Market Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$210,144,377	—	$210,144,377

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting California.

(c) Credit and market risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are

Notes to Schedule of Investments (unaudited) (continued)

backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Fund’s investments may be dependent in part on the credit quality of the institutions supporting the Fund’s investments and changes in the credit quality of these institutions could cause losses to the Fund and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d)	Security transactions. Security transactions are accounted for on a trade date basis.

(e) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

2. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended November 30, 2013, the Fund did not invest in derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: January 24, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: January 24, 2014